ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2011
Accrued Liabilities [Abstract] (Deprecated 2009-01-31)
ACCRUED LIABILITIES
NOTE G – ACCRUED LIABILITIES

At June 30, 2011 and December 31, 2010, accrued liabilities consisted of the following:

	06/30/11	12/31/10
Accrued professional fees	$62,000	$-
Accrued interest and other	45,285	20,853
Severance liability	140,100	160,000
Accrued rent	19,328	-
Total accrued liabilities	$266,713	$180,853